Straight-line Method of Depreciation (Details)	6 Months Ended	9 Months Ended
	Sep. 30, 2013 Y	Mar. 31, 2013 Y
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1	5
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1		5